Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax benefit	$ 366	$ 54	$ (381)
Restricted Stock [Member]
Stock-based compensation within operations and maintenance expense	1,833	1,967	1,072
Income tax benefit	$ 753	$ 808	$ 441